Finance Leases (Tables)	12 Months Ended
Dec. 31, 2023
Finance Leases [Abstract]
Schedule of Lease Expense	The components of lease expense for the years ended December 31, 2023 and 2022 were as follows:
	Statement of	For the years ended December 31,
	Income Location	2023	2022	2021

Lease costs
Finance lease expense	Cost of goods sold	$338,627	$-	$-

Schedule of Maturity of Lease Liabilities	Maturity of lease liabilities under the finance leases as of December 31, 2023 were as follows:
For the years ending December 31,
2024	2,897,127
2025	1,752,795
2026	664,372
Total lease payments	5,314,294
Less: interest	(408,322)
Present value of finance lease liabilities	$4,905,972
Finance lease liabilities, current	$2,610,633
Finance lease liabilities, non-current	$2,295,339